GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAK2	2.50063%	714,000,000.00	714,000,000.00	714,000,000.00	1,636,662.34	715,636,662.34	0.00

B	36159LAL0	2.67063%	22,600,000.00	22,600,000.00	22,600,000.00	55,326.55	22,655,326.55	0.00

C	36159LAM8	2.85063%	13,400,000.00	13,400,000.00	13,400,000.00	35,015.24	13,435,015.24	0.00
TOTALS			750,000,000.00	750,000,000.00	750,000,000.00	1,727,004.13	751,727,004.13	0.00

Beginning of Month Balance	7,846,106,935.40
New Volume	2,004,027,789.44
Principal Collections	2,095,924,393.53
Defaulted Amount	5,167,233.64
End of Month Balance	7,749,043,097.67

Annualized Yield	7.71%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	2,095,924,393.53	0.00	2,095,924,393.53
Non Principal Collections	52,183,727.88	0.00	52,183,727.88
Total Collections	2,148,108,121.41	0.00	2,148,108,121.41
Defaults
Default Amount	5,167,233.64	0.00	5,167,233.64
Series Allocation Percentage			9.56%
Investor Default Amount			493,929.70
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Allocation of Available Non Principal Collections
	Series Allocation Percentage			9.56%
	Available Non Principal Collections Allocated to Series				4,988,180.28
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series				4,988,180.28
	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		62.50
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			1,250,000.00
		Unpaid Servicer Advances and interest thereon			0.00

	(iii)	Class A Monthly Interest			1,636,662.34
	(iv)	Class B Monthly Interest			55,326.55
	(v)	Class C Monthly Interest			35,015.24

	(vi)	Investor Default Amount (treated as Available Principal Collections)			493,929.70

	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

	(viii)	Amount Required to be Deposited to the Reserve Account			0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Excess Non Principal Collections for Series 2005-2	1,517,183.95
Excess Non Principal Collections for Series 2006-1	3,064,922.42
Excess Non Principal Collections for Series 2006-2	993,938.73
Excess Non Principal Collections for Series 2006-3	2,043,444.10
Excess Non Principal Collections for Series 2006-4	2,556,325.97
Excess Non Principal Collections for Series 2007-1	2,016,860.77
Excess Non Principal Collections for Series 2007-2	2,037,302.43
Excess Non Principal Collections for Series 2008-A	1,260,750.58

Total Excess Non Principal Collections	15,490,728.95

Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00

Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	15,490,728.95

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

(b)	Revolving Period	0.00

	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	200,346,911.93
	Available Principal Collections Treated as Shared Principal Collections	200,840,841.63
	(i) Monthly Principal Deposited into the Principal Account	200,840,841.63
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	714,000,000.00
	Class B	22,600,000.00
	Class C	13,400,000.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,874,514,521.83
Aggregate Principal Shortfall for Principal Sharing Series	174,159,158.37

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	174,159,158.37
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	1,700,355,363.46

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	23,400,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	3.12%
Note Principal Balance	750,000,000.00
Required Reserve Account Amount	23,400,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	49,247.26
Reserve Account Withdrawals	49,247.26
Ending Reserve Account Amount	23,400,000.00
Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	1,727,004.13
Disbursements	1,727,004.13
Ending Balance	0.00
Principal Account (Series Level Account)
Beginning Balance	375,000,000.00
Deposits	375,000,000.00
Disbursements	750,000,000.00
Ending Balance	0.00
Free Equity Amount
Note Trust Principal Balance	7,749,043,097.67
Aggregate Collateral Amount for all Series of Notes	7,750,000,000.00
Free Equity Amount *	-956,902.33

Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	7,750,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00
Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

* In adherence with the transaction’s legal documents, additional accounts were designated to the trust on September 8, 2008. Balances from such designated accounts are larger than the negative Free Equity Amount noted above, and the inclusion of these balances will be reflected in the next monthly report.

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Summary of Allocation of Collections

Total Principal Collections	2,095,924,393.53

Principal Collections Allocated to Series 2005-2	200,346,911.92
Principal Collections Allocated to Series 2006-1	400,693,823.85
Principal Collections Allocated to Series 2006-2	133,564,607.95
Principal Collections Allocated to Series 2006-3	267,129,215.90
Principal Collections Allocated to Series 2006-4	333,911,519.88
Principal Collections Allocated to Series 2007-1	267,129,215.90
Principal Collections Allocated to Series 2007-2	267,129,215.90
Principal Collections Allocated to Series 2008-A	200,346,911.93
Principal Collections Not Allocated to Any Series and Released to Transferor	25,672,970.30

Total Non Principal Collections	52,183,727.88

Non Principal Collections Allocated to Series 2005-2	4,988,180.27
Non Principal Collections Allocated to Series 2006-1	9,976,360.57
Non Principal Collections Allocated to Series 2006-2	3,325,453.52
Non Principal Collections Allocated to Series 2006-3	6,650,907.04
Non Principal Collections Allocated to Series 2006-4	8,313,633.80
Non Principal Collections Allocated to Series 2007-1	6,650,907.04
Non Principal Collections Allocated to Series 2007-2	6,650,907.04
Non Principal Collections Allocated to Series 2008-A	4,988,180.28

Non Principal Collections Not Allocated to Any Series and Released to Transferor	639,198.32

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an early amortization event occurred?			No

(6) Have any Payment Rate Triggers been met?			No
Average Monthly Payment Rates < 25%
Current Monthly Payment Rate		26.71%
Prior Monthly Payment Rate		27.68%
Second Prior Monthly Payment Rate		27.47%
3 Month Average Monthly Payment Rate		27.29%

(7) Reserve Account balance < Reserve Account trigger			No
Reserve Account balance		23,400,000.00
(A) Required Reserve Account Percentage minus 0.25%		2.87
times (B) Note Principal Balance		750,000,000.00
Reserve Account trigger		21,525,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No

Current Month		2.55%
Prior Month		2.53%
Second Prior Month		2.46%
Third Prior Month		2.12%
Fourth Prior Month		2.02%
Fifth Prior Month		16.14%

(9) Have any new series been issued during the related monthly collection period?			No

(10) Have any account additions or account removals occurred during the related monthly collection period?			Yes
Number of accounts added / (removed)	304

GE Dealer Floorplan Master Note Trust
2005-2
Payment Date:	9/22/2008
Collection Period Ended:	8/31/2008
Closing Date:	10/20/2005
Next Payment Date:	10/20/2008
Expected Principal Payment Date:	9/22/2008
Final Maturity Date:	9/20/2010

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding

31 - 60	10.5	0.14%
61 - 90	7.9	0.10%
91 - 120	3.4	0.04%
121 - 150	1.5	0.02%
151 - 180	1.5	0.02%

*Total	24.9	0.32%
*Figures may not foot due to rounding